Related Party Transactions (Details)	12 Months Ended
Jun. 30, 2024
Minimum [Member]
Related Party Transaction [Line Items]
Percentage of interest rates	3.50%
Minimum [Member] | Fuson Group Limited (“Fuson”) [Member]
Related Party Transaction [Line Items]
Percentage of interest rates	2.90%
Maximum [Member]
Related Party Transaction [Line Items]
Percentage of interest rates	6.50%
Maximum [Member] | Fuson Group Limited (“Fuson”) [Member]
Related Party Transaction [Line Items]
Percentage of interest rates	5.35%